March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2035 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Dynamic 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 66.7%
BlackRock Real Estate Securities Fund	486,656	$ 7,484,770
BlackRock Tactical Opportunities Fund, Class K	1,261,563	20,689,634
Diversified Equity Master Portfolio	$153,076,713	153,076,713
International Tilts Master Portfolio	$52,929,269	52,929,269
iShares Core MSCI Emerging Markets ETF	394,486	27,515,398
iShares Global Infrastructure ETF	125,268	8,392,956
iShares MSCI Canada ETF(b)	30,273	1,658,658
iShares MSCI EAFE Small-Cap ETF(b)	113,267	8,881,265
iShares Russell 2000 ETF(b)	1,828	453,344
		281,082,007
Fixed-Income Funds — 27.5%
BlackRock Diversified Fixed Income Fund, Class K	9,656,146	90,381,529
iShares 0-5 Year TIPS Bond ETF	46,159	4,774,225
iShares Broad USD Investment Grade Corporate Bond ETF(b)	406,282	20,813,827
		115,969,581

Security	Shares	Value
Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)	10,258,185	$ 10,260,237
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	26,447,096	26,447,096
		36,707,333
Total Investments — 102.9% (Cost: $393,121,153)		433,758,921
Liabilities in Excess of Other Assets — (2.9)%		(12,273,073)
Net Assets — 100.0%		$ 421,485,848

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 26,510,883	$ —	$ (16,246,559)(a)	$ (4,035)	$ (52)	$ 10,260,237	10,258,185	$ 12,048 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	36,634,040	—	(10,186,944)(a)	—	—	26,447,096	26,447,096	302,071	—
BlackRock Diversified Fixed Income Fund, Class K	94,006,963	1,081,026	(3,672,926)	(169,401)	(864,133)	90,381,529	9,656,146	1,069,917	—
BlackRock Real Estate Securities Fund	9,135,640	778,999	(2,907,000)	23,937	453,194	7,484,770	486,656	—	—
BlackRock Tactical Opportunities Fund, Class K	22,383,210	—	(2,470,281)	71,840	704,865	20,689,634	1,261,563	—	—
Diversified Equity Master Portfolio	162,120,532	—	(1,383,662)(a)(c)	5,660,878	(13,321,035)	153,076,713	$153,076,713	2,344,921	—
International Tilts Master Portfolio	56,613,839	—	(3,982,587)(a)(c)	2,632,393	(2,334,376)	52,929,269	$52,929,269	825,224	—
iShares 0-5 Year TIPS Bond ETF	1,866,365	4,662,278	(1,777,242)	(2,309)	25,133	4,774,225	46,159	—	—
iShares Broad USD Investment Grade Corporate Bond ETF	21,033,219	—	—	—	(219,392)	20,813,827	406,282	161,292	—
iShares Core MSCI Emerging Markets ETF	29,374,602	1,885,001	(5,339,300)	1,299,722	295,373	27,515,398	394,486	—	—
iShares Global Infrastructure ETF	7,686,444	—	—	—	706,512	8,392,956	125,268	—	—
iShares MSCI Canada ETF	2,517,614	—	(943,136)	170,629	(86,449)	1,658,658	30,273	—	—
iShares MSCI EAFE Small-Cap ETF	8,781,591	—	—	—	99,674	8,881,265	113,267	—	—
iShares Russell 2000 ETF	449,980	—	—	—	3,364	453,344	1,828	808	—
				$ 9,683,654	$ (14,537,322)	$ 433,758,921		$ 4,716,281	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	16	06/11/26	$ 3,645	$ 72,128
10-Year U.S. Treasury Note	49	06/18/26	5,438	(114,161)
E-mini Russell 2000 Index	31	06/18/26	3,894	8,298
S&P 500 E-Mini Index	11	06/18/26	3,614	(82,046)
S&P/TSE 60 Index	22	06/18/26	6,034	51,165
U.S. Long Bond	71	06/18/26	8,067	(275,325)
MSCI Emerging Markets Index	20	06/19/26	1,455	(11,567)
2-Year U.S. Treasury Note	9	06/30/26	1,867	(14,395)
5-Year U.S. Treasury Note	156	06/30/26	16,875	(241,030)
				(606,933)
Short Contracts
NASDAQ 100 E-Mini Index	26	06/18/26	12,436	444,691
Ultra U.S. Treasury Bond	175	06/18/26	20,355	701,728
Euro Stoxx 50 Index	2	06/19/26	127	4,619
MSCI EAFE Index	2	06/19/26	290	(6,573)
				1,144,465
				$ 537,532
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,171,824	AUD	5,936,613	Bank of America N.A.	06/17/26	$ 80,405
USD	4,257,334	AUD	6,083,510	Barclays Bank PLC	06/17/26	64,675
USD	723,521	CAD	988,000	Morgan Stanley & Co. International PLC	06/17/26	10,927
USD	11,694	EUR	10,000	Barclays Bank PLC	06/17/26	95
USD	2,649,103	JPY	412,188,000	JPMorgan Chase Bank N.A.	06/17/26	35,332
						191,434
AUD	18,393,627	USD	12,984,521	Goldman Sachs International	06/17/26	(307,925)
CAD	8,164,099	USD	6,001,337	JPMorgan Chase Bank N.A.	06/17/26	(112,988)
CAD	12,284,570	USD	9,030,249	JPMorgan Chase Bank N.A.	06/17/26	(170,013)
JPY	109,957,000	USD	697,493	Barclays Bank PLC	06/17/26	(233)
JPY	5,445,536,950	USD	34,996,361	Barclays Bank PLC	06/17/26	(465,065)
USD	1,061,536	JPY	167,693,000	Morgan Stanley & Co. International PLC	06/17/26	(1,840)
						(1,058,064)
						$ (866,630)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 75,076,025	$ —	$ —	$ 75,076,025
Fixed-Income Funds	115,969,581	—	—	115,969,581
Money Market Funds	36,707,333	—	—	36,707,333
	$227,752,939	$—	$—	227,752,939
Investments Valued at NAV(a)				206,005,982
				$ 433,758,921
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 508,773	$ 72,128	$ —	$ 580,901
Foreign Currency Exchange Contracts	—	191,434	—	191,434
Interest Rate Contracts	701,728	—	—	701,728
Liabilities
Equity Contracts	(100,186)	—	—	(100,186)
Foreign Currency Exchange Contracts	—	(1,058,064)	—	(1,058,064)
Interest Rate Contracts	(644,911)	—	—	(644,911)
	$465,404	$(794,502)	$—	$(329,098)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s